Share-based payments - Virtual shares program II (New VSOP) - Expense recognized in the statement of operations and other comprehensive income (loss) (Details)
€ / shares in Units, $ / shares in Units, $ in Thousands
		3 Months Ended	12 Months Ended
	Feb. 11, 2021	Oct. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards exercisable			0	0
Number of options exercised		3,766,309
Virtual shares program II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards exercisable					0
Employer taxes				€ 1,052,000
Virtual shares program II | Exercise of options | Share transaction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Lock-up period					180 days
Number of options exercised	55,932
Average share price | (per share)			$ 114.17	€ 94.15
Employer taxes | $			$ 127